UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

5/31

Date of reporting period:  2/28/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2010
	Principal Amount ($)			Coupon Rate (%)	Maturity	Value
			BONDS & NOTES - 69.5%
			AGRICULTURE - 1.4%
	1,000,000		Altria Group, Inc.	8.5000	11/10/2013	$ 1,174,430
	3,000,000		Reynolds American, Inc. (a)	0.9536	6/15/2011	2,989,743
						4,164,173
			AIRLINES - 1.1%
	3,000,000		United Air Lines, Inc.	12.7500	7/15/2012	3,180,000

			ASSET BACKED SECURITY - AUTOMOBILE - 0.0%
	100,000		Hertz Vehicle Financing LLC (b)	4.2600	3/25/2014	102,978

			AUTO MANUFACTURERS - 2.5%
	3,025,000		Daimler Finance North America LLC	4.8750	6/15/2010	3,057,942
	3,900,000		Daimler Finance North America LLC	5.8750	3/15/2011	4,070,196
						7,128,138
			AUTO PARTS & EQUIPMENT - 0.7%
	2,000,000		Goodyear Tire & Rubber Co.	7.8570	8/15/2011	2,070,000

			BANKS - 22.6%
	5,000,000		Bank of America NA (a)	0.5336	6/15/2016	4,460,050
	2,000,000		Citigroup, Inc. (a)	0.3400	5/18/2011	1,979,940
	6,000,000		Citigroup, Inc. (a)	0.5291	11/5/2014	5,461,080
	5,000,000		Dexia Banque Internationale a Luxembourg SA (a)	0.4706	7/5/2016	4,261,865
	5,000,000	(c)	European Investment Bank BRL	9.2500	10/22/2012	2,819,716
	12,000,000		Fifth Third Bancorp (a)	0.6734	12/20/2016	10,228,800
	1,500,000		Fifth Third Bancorp	6.2500	5/1/2013	1,610,175
	5,000,000		Goldman Sachs Group, Inc. (a)	0.7013	3/22/2016	4,613,950
	3,065,000		Goldman Sachs Group, Inc. (a)	0.8506	9/29/2014	2,942,093
	8,000,000		JPMorgan Chase & Co. (a)	0.9019	2/26/2013	8,009,200
	4,000,000		JPMorgan Chase Bank NA (a)	0.5843	6/13/2016	3,723,040
	1,000,000		Morgan Stanley (a)	0.4994	1/9/2012	987,310
	5,000,000		Morgan Stanley (a)	0.7013	10/18/2016	4,547,350
	5,000,000		National City Bank (a)	0.6253	6/7/2017	4,535,400
	1,000,000		Wachovia Corp. (a)	0.4019	3/1/2012	987,440
	2,500,000		Wachovia Corp. (a)	0.5888	10/28/2015	2,305,750
	2,000,000		Wachovia Corp. (a)	0.6213	10/15/2016	1,803,680
						65,276,839
			COMMERCIAL SERVICES - 2.5%
	5,000,000		Hertz Corp.	10.5000	1/1/2016	5,175,000
	2,000,000		National Money Mart Co. (b)	10.3750	12/15/2016	2,095,000
						7,270,000
			DIVERSIFIED FINANCIAL SERVICES - 12.1%
	2,000,000		American Honda Finance Corp. (a,b)	0.6538	3/16/2010	2,000,120
	500,000		American Honda Finance Corp. (a,b)	1.0034	6/20/2011	503,025
	5,000,000		American Honda Finance Corp. (a,b)	2.7517	6/2/2011	5,139,100
	1,000,000		Bear Stearns Cos. LLC	6.9500	8/10/2012	1,116,900
	2,000,000		Ford Motor Credit Co. LLC	7.2500	10/25/2011	2,035,000
	700,000		General Electric Capital Corp. (a)	0.3694	4/10/2012	686,182
	6,000,000		General Electric Capital Corp. (a)	0.4100	11/30/2016	5,372,160
	2,000,000		General Electric Capital Corp. (a)	0.4500	1/8/2016	1,819,100
	4,500,000		General Electric Capital Corp. (a)	0.5136	9/15/2014	4,259,655
	4,000,000		General Electric Capital Corp. (a)	0.5734	12/20/2016	3,634,400
	1,000,000		General Electric Capital Corp.	5.7200	8/22/2011	1,019,450
	4,000,000		HSBC Finance Corp. (a)	0.5189	4/24/2012	3,902,560
	2,000,000		HSBC Finance Corp. (a)	0.6819	6/1/2016	1,841,060
	1,500,000		Textron Financial Corp. (a)	0.3819	2/25/2011	1,468,125
						34,796,837
Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2010
	Principal Amount ($)			Coupon Rate (%)	Maturity	Value
			ENVIRONMENTAL CONTROL - 1.3%
	1,000,000		Allied Waste North America, Inc.	6.5000	11/15/2010	$ 1,037,880
	2,600,000		Waste Management, Inc.	7.3750	8/1/2010	2,670,356
						3,708,236
			FOOD - 0.4%
	1,000,000		Kraft Foods, Inc.	5.6250	11/1/2011	1,061,360

			GAS - 0.4%
	1,200,000		Energen Corp.	7.6250	12/15/2010	1,253,724

			HEALTHCARE-SERVICES - 0.7%
	2,000,000		UnitedHealth Group, Inc. (a)	0.4334	6/21/2010	2,000,094

			INSURANCE - 4.7%
	1,000,000		Ambac Financial Group, Inc. (a)	6.1500	2/7/2087	60,000
	1,000,000		Fidelity National Financial, Inc.	7.3000	8/15/2011	1,043,200
	1,513,000		First American Capital Trust I	8.5000	4/15/2012	1,509,369
	1,000,000		Hartford Financial Services Group, Inc.	5.2500	10/15/2011	1,038,230
	1,200,000		MBIA Insurance Corp. (a,b)	14.0000	1/15/2033	582,000
	2,000,000		Metropolitan Life Global Funding I (a,b)	2.1566	6/10/2011	2,028,800
	1,000,000		Monumental Global Funding III (a,b)	0.3100	5/26/2010	993,650
	3,250,000		Principal Life Income Funding Trusts (a)	0.4100	11/15/2010	3,244,833
	2,000,000		Principal Life Income Funding Trusts (a)	0.4288	11/8/2013	1,924,660
	1,000,000		Unum Group	7.6250	3/1/2011	1,028,220
						13,452,962
			IRON/STEEL - 3.0%
	3,500,000		AK Steel Corp.	7.7500	6/15/2012	3,521,875
	5,000,000		United States Steel Corp.	5.6500	6/1/2013	5,018,750
						8,540,625
			LEISURE TIME - 1.0%
	2,800,000		Royal Caribbean Cruises Ltd.	8.7500	2/2/2011	2,908,500

			MEDIA - 0.7%
	1,000,000		CBS Corp.	6.6250	5/15/2011	1,054,640
	1,000,000		Time Warner, Inc.	6.7500	4/15/2011	1,058,640
						2,113,280
			MINING - 5.0%
	2,983,000		Alcoa, Inc.	7.3750	8/1/2010	3,055,367
	10,000,000		Freeport-McMoRan Copper & Gold, Inc. (a)	3.8813	4/1/2015	10,222,200
	1,000,000		Rio Tinto Alcan, Inc.	6.4500	3/15/2011	1,047,310
						14,324,877
			MISCELLANEOUS MANUFACTURING - 0.4%
	1,000,000		Bombardier, Inc. (b)	8.0000	11/15/2014	1,042,500

			OFFICE EQUIPMENT - 0.7%
	2,000,000		Xerox Corp.	7.1250	6/15/2010	2,033,600

			OIL & GAS - 2.5%
	7,225,000		Tesoro Corp.	6.2500	11/1/2012	7,206,937

			PIPELINES - 0.3%
	1,000,000		Kinder Morgan Finance Co. ULC	5.3500	1/5/2011	1,021,250

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2010
	Principal Amount ($)			Coupon Rate (%)	Maturity	Value
			REITS - 1.3%
	900,000		OnBoard Promissory Note (d,e)	8.0000	12/17/2010	$ 900,000
	2,718,000		Simon Property Group LP	4.6000	6/15/2010	2,745,914
						3,645,914
			RETAIL - 1.0%
	3,000,000		CVS Caremark Corp. (a)	0.5519	6/1/2010	3,001,320

			TRANSPORTATION - 3.2%
	9,000,000		Kansas City Southern de Mexico SA de CV	9.3750	5/1/2012	9,266,580

			TOTAL BONDS & NOTES ( Cost - $194,285,452)			200,570,724

			U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.3%
	29,092		Federal Home Loan Mortgage Corp. Series 3068YO (d,f,g)	0.0000	1/15/2035	29,055
	453,473		Federal Home Loan Mortgage Corp. Series 3107YO (d,f,g)	0.0000	2/15/2036	416,062
	284,193		Federal Home Loan Mortgage Corp. Series 3213OB (d,f,g)	0.0000	9/15/2036	267,052
	263,439		Federal Home Loan Mortgage Corp. Series 3213OH (d,f,g)	0.0000	9/15/2036	251,914
	5,000		United States Treasury Strip Coupon (h)	0.0000	11/15/2015	4,280
			TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $918,266)			968,363

			CONVERTIBLE BOND - 1.3%
			REITS - 1.3%
	4,000,000		ProLogis
			TOTAL BONDS & NOTES ( Cost - $3,698,750)	2.2500	4/1/2037	3,785,000

	Shares			Dividend Rate
			AUCTION RATE PREFERRED STOCKS - 2.2%
	18		BlackRock Floating Rate Income Trust, Ser. W7 (e,i)	1.4580		450,000
	114		Boulder Growth & Income Fund Inc., Ser. M28 (e,i)	1.4790		2,850,000
	15		Eaton Vance Floating-Rate Income Trust Ser. D (e,i)	1.4790		375,000
	7		Eaton Vance Floating-Rate Income Trust Ser. E (e,i)	1.4790		175,000
	27		Eaton Vance Senior Floating-Rate Trust Ser. C (e,i)	0.1500		675,000
	39		Eaton Vance Senior Floating-Rate Trust Ser. D (e,i)	0.2720		975,000
	24		Evergreen Multi-Sector Income Fund Ser. T28 (e,i)	1.4790		600,000
	7		Neuberger Berman Real Estate Securities Income Fund Inc., Ser. H (e,i)	1.4790		175,000
			TOTAL AUCTION RATE PREFERRED STOCKS (Cost - $6,275,000)			6,275,000

			PREFERRED STOCKS - 0.1%
	200,000		Federal National Mortgage Association Series S (j)	8.2500		218,000
	3,800		Federal National Mortgage Association Series 2008-1 (j)	8.7500		5,776
			TOTAL PREFERRED STOCK ( Cost - $2,039,455)			223,776

Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2010

	Shares					Value
			EXCHANGE TRADED FUNDS - 1.6%
	49,450		iShares Barclays 20+ Year Treasury Bond Fund
			TOTAL EXCHANGE TRADED FUNDS ( Cost - $4,691,510)			$ 4,533,082

			SHORT-TERM INVESTMENTS - 21.2%
	61,061,966		Fifth Third U.S. Treasury Money Market Fund, 0.01% (a)
			TOTAL SHORT-TERM INVESTMENTS ( Cost - $61,061,966)			61,061,966

			TOTAL INVESTMENTS - 96.2% ( Cost - $272,970,398) (k)			$ 277,417,911
			OTHER ASSETS LESS LIABILITIES - 3.8%			11,081,508
			NET ASSETS - 100.0%			$ 288,499,419

STRIPS - Separate Trading of Registered Interest as Principal of Security
(a)	Variable rate security; the rate shown represents the rate at February 28, 2010.
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt
	from registration to qualified institutional buyers. At February 28, 2010, these securities amounted to $14,487,173 or 5.02% of net assets.
(c)	Principal amount stated in Foreign Currency (BRL - Brazilian Real)
(d)	The value of this security has been determined in good faith under the policies of the Board of Trustees.
(e)	The Advisor has determined these securities to be illiquid.
(f)	Collateralized mortgage obligation (CMO)
(g)	Principal only bond - non income producing
(h)	Zero coupon security. Payment received at maturity.
(i)	Rate shown represents the interest rate as of February 28, 2010.
(j)	Non income producing security
(k)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from
	market value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized appreciation			$ 7,551,708
			Unrealized depreciation			(3,104,195)
			Net unrealized appreciation			$ 4,447,513

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.
Leader Short-Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2010

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of February 28, 2010 for the Fund’s assets and liabilities measured at fair value:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 199,670,724	$ 900,000	$ 200,570,724
U.S. Government & Agency Obligations	$ -	$ 968,363	$ -	$ 968,363
Convertible Bond	$ -	$ 3,785,000	$ -	$ 3,785,000
Auction Rate Preferred Stock	$ -	$ 6,275,000	$ -	$ 6,275,000
Preferred Stock	$ 223,776	$ -	$ -	$ 223,776
Exchange Traded Fund	$ 4,533,082	$ -	$ -	$ 4,533,082
Money Market	$ -	$ 61,061,966	$ -	$ 61,061,966
Total	$ 4,756,858	$ 271,761,053	$ 900,000	$ 277,417,911

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Corporate Bonds	Total
Beginning balance	$ -	$ -
Total realized gain (loss)	$ -	$ -
Change in unrealized appreciation (depreciation)	$ -	$ -
Cost of purchases	$ 900,000	$ 900,000
Proceeds from sales	$ -	$ -
Accrued interest	$ -	$ -
Net transfers in/out of level 3	$ -	$ -
Ending balance	$ 900,000	$ 900,000

The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to Level 3 investments still held at February 28, 2010 includes:
	$ -	$ -

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/21/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/21/10

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/21/10